CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
General and administrative expenses	$ 432,225			$ 807,259			$ 108,493	$ 1,390,305	$ 1,899,176	$ 3,040,714
Loss from operations	(432,225)			(807,259)			(108,493)	(1,390,305)	(1,899,176)	(3,040,714)
Other income:
Change in fair value of warrant liabilities	265,334			2,653,334			(83,333)	6,102,666	3,714,667	7,744,000
Transaction Costs associated with the Initial Public Offering							(522,861)			0
Interest earned on marketable securities held in Trust Account	1,017,632			18,665			3,298	1,389,546	56,081	63,997
Total other income	1,282,966			2,671,999			(602,896)	7,492,212	3,770,748	7,807,997
Income before provision for income taxes	850,741			1,864,740				6,101,907	1,871,572
Net income	$ 659,457	$ 2,386,239	$ 2,836,725	$ 1,864,740	$ 378,866	$ (372,034)	$ (711,389)	$ 5,882,421	$ 1,871,572	$ 4,767,283
Class A Common Stock
Other income:
Weighted average shares of outstanding, basic	25,000,000			25,000,000			2,027,027	25,000,000	25,000,000	25,000,000
Weighted average shares of outstanding, diluted	25,000,000			25,000,000			2,027,027	25,000,000	25,000,000	25,000,000
Basic net income per share	$ 0.02			$ 0.06			$ (0.09)	$ 0.19	$ 0.06	$ 0.15
Diluted net income per share	$ 0.02			$ 0.06			$ (0.09)	$ 0.19	$ 0.06	$ 0.15
Class B Common Stock
Other income:
Weighted average shares of outstanding, basic	6,250,000			6,250,000			6,318,919	6,250,000	6,250,000	6,250,000
Weighted average shares of outstanding, diluted	6,250,000			6,250,000			6,318,919	6,250,000	6,250,000	6,250,000
Basic net income per share	$ 0.02			$ 0.06			$ (0.09)	$ 0.19	$ 0.06	$ 0.15
Diluted net income per share	$ 0.02			$ 0.06			$ (0.09)	$ 0.19	$ 0.06	$ 0.15